Exhibit 99.6

Verizon Master Trust - VZMT 2023-2

Monthly Investor Report

Group Name	One

Series Name	2023-2
Collection Period	December 2024
Payment Date	01/21/2025
Transaction Month	21
Anticipated Redemption Date	04/21/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A	$891,010,000.00	4.89%	04/13/2028
Class B	$68,120,000.00	5.13%	04/13/2028
Class C	$40,870,000.00	5.38%	04/13/2028

Total	$1,000,000,000.00

Series 2023-2 Available Funds and other sources of funds
Series 2023-2 Allocation Percentage x Group One Available Funds	$70,515,977.21
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$70,515,977.21

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Verizon Master Trust - VZMT 2023-2

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$75.58	$75.58	$0.00	$0.00	$70,515,901.63
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$70,514,651.63
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$70,514,651.63
Asset Representations Reviewer Fee	$38.20	$38.20	$0.00	$0.00	$70,514,613.43
Supplemental ARR Fee	$173.87	$173.87	$0.00	$0.00	$70,514,439.56
Servicing Fee	$759,803.78	$759,803.78	$0.00	$0.00	$69,754,635.78
Class A Note Interest	$3,630,865.75	$3,630,865.75	$0.00	$0.00	$66,123,770.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$66,123,770.03
Class B Note Interest	$291,213.00	$291,213.00	$0.00	$0.00	$65,832,557.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,832,557.03
Class C Note Interest	$183,233.83	$183,233.83	$0.00	$0.00	$65,649,323.20
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,649,323.20
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$65,649,323.20
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,649,323.20
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$65,649,323.20
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$65,649,323.20
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$65,649,323.20
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$65,649,323.20
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$65,649,323.20
Class R Interest	$65,649,323.20	$65,649,323.20	$0.00	$0.00	$0.00

Total	$70,515,977.21	$70,515,977.21	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-2

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A	$0.00	$0.00	$3,630,865.75	$0.00	$0.00	$3,630,865.75
Class B	$0.00	$0.00	$291,213.00	$0.00	$0.00	$291,213.00
Class C	$0.00	$0.00	$183,233.83	$0.00	$0.00	$183,233.83

Total	$0.00	$0.00	$4,105,312.58	$0.00	$0.00	$4,105,312.58

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A	$1,000.00	$4.08	$0.00	$4.08
Class B	$1,000.00	$4.28	$0.00	$4.28
Class C	$1,000.00	$4.48	$0.00	$4.48

Total	$1,000.00	$4.11	$0.00	$4.11

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$891,010,000.00	1.00	$891,010,000.00	1.00
Class B	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

Verizon Master Trust - VZMT 2023-2

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$500,000,000.00
Ending Principal Funding Account Limit	$500,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.